SUPPLEMENT DATED MAY 1, 1999
                                       TO
                          PROSPECTUS DATED MAY 1, 1989

                              THE EQUITY PROTECTOR

The following information modifies and supplements information provided on page 4 of the Prospectus under the heading "7. How are Net Premiums Allocated?" and on pages 12-13 under the heading "Investments of the Series Account - WRL Series Fund":

         Beginning May 1, 1999, you may direct the money in your Policy into seven new Sub-Accounts of the WRL Series Life Account. Each Sub-Account invests exclusively in a new Portfolio of the WRL Series Fund, Inc. ("Fund"). The investment objectives of these new Portfolios are summarized below. There is no assurance that any of the Portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the Fund Prospectus, which accompanies this Supplement, and should be read carefully.

  -----------------------------------------------------------------------------

  PORTFOLIO           SUB-ADVISER              INVESTMENT OBJECTIVE
  ---------           -----------              --------------------

  WRL Goldman         Goldman Sachs Asset      Seek long-term growth of capital.
  Sachs Growth*       Management, Inc.

  WRL Goldman         Goldman Sachs Asset      Seek long-term growth of capital.
  Sachs Small Cap*    Management, Inc.

  WRL T. Rowe         T. Rowe Price            Seeks to provide an increasing
  Price Dividend      Associates, Inc.         level of dividend income,
  Growth*                                      long-term capital appreciation
                                               and reasonable current income
                                               through investments primarily in
                                               dividend paying stocks.

  WRL T. Rowe         T. Rowe Price            Seeks long-term growth of capital
  Price Small Cap*    Associates, Inc.         by investing primarily in common
                                               stocks of small growth companies.

  WRL Salomon         Salomon Brothers Asset   Seeks capital appreciation.
  All Cap*            Management, Inc.

  WRL Pilgrim         Pilgrim Baxter &         Seeks capital appreciation.
  Baxter Mid Cap      Associates, Ltd.
  Growth*

  WRL Dreyfus         The Dreyfus              Seeks total investment returns
  Mid Cap*             Corporation             (including capital appreciation
                                               and income), which consistently
                                               outperform the S&P 400 Mid Cap
                                               Index.

* SUBJECT TO STATE APPROVALS, THESE PORTFOLIOS WILL BE AVAILABLE FOR ALLOCATIONS OF NET PREMIUMS AND CASH VALUE ON OR ABOUT JULY 1, 1999. PLEASE CONTACT YOUR AGENT FOR INFORMATION REGARDING AVAILABILITY.

------------------------------------------------------------------------------

     In addition, effective May 1, 1999, the Portfolios of the Fund in which you may currently invest through the Policy have changed their names. Below is a list of the "old" and "new" names for these Portfolios:

------------------------------ ------------------------------------------------
             OLD NAME                               NEW NAME
------------------------------ ------------------------------------------------
Money Market                   WRL J.P. Morgan Money Market
------------------------------ ------------------------------------------------
Growth                         WRL Janus Growth
------------------------------ ------------------------------------------------
Global                         WRL Janus Global
------------------------------ ------------------------------------------------
Bond                           WRL AEGON Bond
------------------------------ ------------------------------------------------
Emerging Growth                WRL VKAM Emerging Growth
------------------------------ ------------------------------------------------
Strategic Total Return         WRL LKCM Strategic Total Return
------------------------------ ------------------------------------------------
Aggressive Growth              WRL Alger Aggressive Growth
------------------------------ ------------------------------------------------
Balanced                       WRL AEGON Balanced
------------------------------ ------------------------------------------------
Growth & Income                WRL Federated Growth & Income
------------------------------ ------------------------------------------------
Tactical Asset Allocation      WRL Dean Asset Allocation
------------------------------ ------------------------------------------------
C.A.S.E. Growth                WRL C.A.S.E. Growth
------------------------------ ------------------------------------------------
Value Equity                   WRL NWQ Value Equity
------------------------------ ------------------------------------------------
International Equity           WRL GE/Scottish Equitable International Equity
------------------------------ ------------------------------------------------
U.S. Equity                    WRL GE U.S. Equity
------------------------------ ------------------------------------------------
Third Avenue Value             WRL Third Avenue Value
------------------------------ ------------------------------------------------
Real Estate Securities         WRL J.P. Morgan Real Estate Securities
------------------------------ ------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO PAGE 7, BEFORE THE SECTION ENTITLED "WESTERN RESERVE AND THE SERIES ACCOUNT" OF THE PROSPECTUS:

         The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new Portfolios are not included in Appendix A.

THE FOLLOWING INFORMATION REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 1998, AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:

Fund Annual Expenses 1/ (as a % of Fund average net assets)

                                                                                        WRL
                           WRL J.P.                                      WRL            LKCM
                           Morgan      WRL        WRL         WRL        VKAM           Strategic
                           Money       Janus      Janus       Aegon      Emerging       Total
                           Market      Growth 2/  Global 3/   Bond       Growth         Return
                           -------     ------     ------     ------      --------       ----------
Management Fees             0.40%      0.78%      0.80%       0.45%       0.80%           0.80%
Other Expenses              0.06%      0.05%      0.15%       0.09%       0.09%           0.06%
 (After Reimbursement)
Total Annual  Expenses      0.46%      0.83%      0.95%       0.54%       0.89%           0.86%



                           WRL                        WRL            WRL                         WRL
                           Alger          WRL         Federated      Dean           WRL          NWQ
                           Aggressive     AEGON       Growth &       Asset          C.A.S.E.     Value
                           Growth         Balanced    Income         Allocation     Growth       Equity
                           ----------     --------    ---------      ----------     -------      ------
Management Fees             0.80%          0.80%       0.75%           0.80%         0.80%       0.80%
Other Expenses              0.11%          0.11%       0.15%           0.06%         0.20%       0.09%
  (After Reimbursement)
Total Annual Expenses       0.91%          0.91%       0.90%           0.86%         1.00%       0.89%


                             WRL GE/                                                             WRL J.P.
                             Scottish Equitable       WRL GE                 WRL Third           Morgan
                             International            U.S.                   Avenue              Real Estate
                             Equity                   Equity                 Value               Securities 4/
                             ------------------       ------                 ---------           -------------
Management Fees              1.00%                    0.80%                  0.80%               0.80%
Other Expenses               0.50%                    0.25%                  0.20%               0.20%
  (After Reimbursement)
Total Annual  Expenses       1.50%                    1.05%                  1.00%               1.00%

                                                         WRL                                          WRL
                            WRL           WRL            T. Rowe       WRL                            Pilgrim
                            Goldman       Goldman        Price         T. Rowe         WRL            Baxter         WRL
                            Sachs         Sachs          Dividend      Price           Salomon        Mid Cap        Dreyfus
                            Growth 3/ 5/  Small Cap 5/   Growth 3/ 5/  Small Cap 5/    All Cap 3/ 5/  Growth 3/ 5/   Mid Cap 3/ 5/
                            ------------  ------------   ------------  ------------    -------------  ------------   -------------
Management Fees             0.90%         0.90%          0.90%         0.75%           0.90%          0.90%          0.85%
Other Expenses              0.10%         0.10%          0.10%         0.25%           0.10%          0.10%          0.15%
  (After Reimbursement)
Total Annual  Expenses      1.00%         1.00%          1.00%         1.00%           1.00%          1.00%          1.00%

-----------------
1/ Effective January 1, 1997, the Fund's Board authorized the Fund to charge each Portfolio of the Fund an annual 12b-1 fee of up to 0.15% of each Portfolio's average daily net assets. However, the Fund will not deduct the fee from any Portfolio before April 30, 2000. You will receive advance written notice if a Rule 12b-1 fee is deducted. See the Fund prospectus for more detail.

2/ WRL Janus Growth's management fee was 0.80% of the average daily net assets for the period prior to May 1, 1998, 0.775% of the first $3 billion of average daily net assets and 0.75% of the average daily net assets in excess of $3 billion for the period May 1, 1998 to December 31, 1998.

3/ As compensation for its services to the Portfolios, the investment adviser receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are: WRL Janus Global - 0.80% up to $2 billion and 0.775% over $2 billion; WRL Goldman Sachs Growth - 0.90% up to $100 million and 0.80% over $100 million; WRL T. Rowe Price Dividend Growth - 0.90% up to $100 million and 0.80% over $100 million; WRL Salomon All Cap - 0.90% up to $100 million and 0.80% over $100 million; WRL Pilgrim Baxter Mid Cap Growth - 0.90% up to $100 million and 0.80% over $100 million; and WRL Dreyfus Mid Cap - 0.85% up to $100 million and 0.80% over $100 million.

4/ Because WRL J.P. Morgan Real Estate Securities commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

5/ Because these Portfolios did not commence operations until May 1, 1999, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations. Subject to state approvals, these Portfolios will be available for allocations of net premiums and cash value on or about July 1, 1999. Please contact your agent for information regarding availability.

         The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Portfolios of the Fund for the fiscal year ended December 31, 1998. For more information on the charges described in this table, see the Fund prospectus, which accompanies this prospectus.

         WRL Management has undertaken, until at least April 30, 2000, to pay expenses on behalf of the Portfolios of the Fund to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expense limitation for WRL Alger Aggressive Growth, WRL VKAM Emerging Growth, WRL Janus Growth, WRL Janus Global, WRL AEGON Balanced, WRL LKCM Strategic Total Return, WRL Federated Growth & Income, WRL Dean Asset Allocation, WRL NWQ Value Equity, WRL Third Avenue Value, WRL C.A.S.E. Growth, WRL J.P. Morgan Real Estate Securities, WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend

Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap is 1.00% of the average daily net assets; 0.70% of the average daily net assets for the WRL AEGON Bond and WRL J.P. Morgan Money Market; 1.50% of the average daily net assets of the WRL GE/Scottish Equitable International Equity; and 1.30% of the average daily net assets of the WRL GE U.S. Equity. In 1998, WRL Management, the Fund's Investment Adviser, reimbursed WRL GE/Scottish Equitable International Equity in the amount of $127,763, WRL Third Avenue Value in the amount of $14,229, and WRL J.P. Morgan Real Estate Securities in the amount of $28,275. Without such reimbursements, the total Fund expenses during 1998 for WRL GE/Scottish Equitable International Equity, WRL Third Avenue Value, and WRL J.P. Morgan Real Estate Securities would have been 1.96%, 1.13% and 3.34%, respectively. See the Fund's Prospectus for a description of the expense limitation applicable to each Portfolio.

THE FOLLOWING IS REVISED AFTER THE THIRD PARAGRAPH ON PAGE 7 OF THE PROSPECTUS UNDER THE HEADING "WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO":

         We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH ON PAGE 15 OF THE PROSPECTUS UNDER THE HEADING "ALLOCATION OF PREMIUMS AND CASH VALUE - TRANSFERS."

         The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the Portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each Portfolio, except from WRL J.P. Morgan Money Market. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a Portfolio's operations or a service of movements between Portfolios. We will not limit non-substantive transfers.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE CARRYOVER PARAGRAPH ON PAGE 20 OF THE PROSPECTUS UNDER THE HEADING "POLICY RIGHTS - LOAN PRIVILEGES."

         You may request a loan by telephone by calling us at 1-800-851-9777. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

         You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

THE FOLLOWING SECTION HAS BEEN REVISED ON PAGE 32 OF THE PROSPECTUS AFTER THE HEADING "ADDITIONAL INFORMATION":

                         YEAR 2000 READINESS DISCLOSURE

         In May 1996, Western Reserve adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of Western Reserve's mission-critical systems are Year 2000 compliant. The Plan remains on track as we continue with the validation of our mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, we have undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 data change.

         As of the date of this prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

         The actions taken by management under the Plan are intended to reduce significantly Western Reserve's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, our ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties, beyond our knowledge or control.

         This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the YEAR 2000 INFORMATION AND READINESS DISCLOSURE ACT, 15 U.S.C.
Section 1 (1998).

THE FIFTH PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS" IS CHANGED, AS FOLLOWS:

         The amounts we show for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account. This charge is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.94% of the Portfolios' average daily net assets; and (3) all applicable premium expense charges and Cash Value charges using the current monthly Policy charge. The 0.94% average Portfolio expense level assumes an equal allocation of amounts among the 23 Sub-Accounts. It is based on an average 0.80% investment advisory fee and estimated 1998 average normal operating expenses of 0.14% for each of the Portfolios in operation during 1998. We used annualized actual audited expenses incurred during 1998 for the following Portfolios to calculate the average annual expense level: WRL J.P. Morgan Money Market (0.46%), WRL AEGON Bond (0.54%), WRL Janus Growth (0.83%), WRL LKCM Strategic Total Return (0.86%), WRL VKAM Emerging Growth (0.89%), WRL Janus Global (0.95%), WRL Alger Aggressive Growth (0.91%), WRL AEGON Balanced (0.91%), WRL Federated Growth & Income (0.90%), WRL C.A.S.E. Growth (1.00%), WRL Dean Asset Allocation (0.86%), WRL NWQ Value Equity (0.89%), WRL GE/Scottish Equitable International Equity (1.50%), WRL GE U.S. Equity (1.05%), WRL Third Avenue Value (1.00%), and WRL J.P. Morgan Real Estate Securities (1.00%). Because the Portfolios of WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap had not commenced operations as of December 31, 1998, the estimated average annual Portfolio expense level reflects estimated expenses for each of these Portfolios at 1.00% for 1999.

         During 1998, WRL Management undertook to pay normal operating expenses of certain Portfolios that exceeded a certain stated percentage of those Portfolios' average daily net assets. WRL Management has undertaken until April 30, 2000 to pay expenses to the extent normal operating expenses of certain Portfolios of the Fund exceed a stated percentage of the Portfolio's average daily net assets. Taking into account the assumed charges of 1.84%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.84%, 4.16%, and 10.16%.

WRL00193-5/99

Index to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT:

Report of Independent Accountants dated January 29, 1999

Statement of Assets and Liabilities and Statement of Operations at or for the year ended December 31, 1998

Statement of Changes in Net Assets for the years ended December 31, 1998 and
1997

Financial Highlights for the years ended December 31, 1998, 1997, 1996, 1995 and 1994

Notes to the Financial Statements


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Report of Independent Auditors dated February 19, 1999

Statutory-Basis Balance Sheets at December 31, 1998 and 1997

Statutory-Basis Statements of Operations for the years ended December 31, 1998, 1997 and 1996

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 1998, 1997 and 1996

Statutory-Basis Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Western Reserve Life
Assurance Co. of Ohio and Policy Owners of the
WRL Series Life Account.


     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Life Account's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 1999

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS


                                                             MONEY
                                                             MARKET           BOND          GROWTH
                                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                          -----------     -----------     -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................       24,472           2,150          13,310
                                                            =======         =======        ========
  Cost ...............................................      $24,472         $24,523        $423,759
                                                            =======         =======        ========
 Investment, at net asset value ......................      $24,472         $24,925        $797,795
 Transfers receivable from depositor .................          104               9             232
                                                            -------         -------        --------
  Total assets .......................................       24,576          24,934         798,027
                                                            -------         -------        --------
LIABILITIES:
 Accrued expenses ....................................            0               0               0
 Transfers payable to depositor ......................            0               0               0
                                                            -------         -------        --------
  Total liabilities ..................................            0               0               0
                                                            -------         -------        --------
  Net assets .........................................      $24,576         $24,934        $798,027
                                                            =======         =======        ========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................      $24,576         $24,934        $798,027
 Depositor's equity ..................................            0               0               0
                                                            -------         -------        --------
  Net assets applicable to units outstanding .........      $24,576         $24,934        $798,027
                                                            =======         =======        ========
 Policy Owners' units ................................        1,460           1,090           8,668
 Depositor's units ...................................            0               0               0
                                                            -------         -------        --------
  Units outstanding ..................................        1,460           1,090           8,668
                                                            =======         =======        ========
  Accumulation unit value ............................      $ 16.83         $ 22.89        $  92.07
                                                            =======         =======        ========

                                                                            STRATEGIC       EMERGING
                                                             GLOBAL       TOTAL RETURN       GROWTH
                                                          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                          -----------      -----------     -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................         9,833           6,028           9,752
                                                            ========         =======        ========
  Cost ...............................................      $189,249         $81,865        $176,852
                                                            ========         =======        ========
 Investment, at net asset value ......................      $233,131         $98,885        $262,548
 Transfers receivable from depositor .................           125              41             117
                                                            --------         -------        --------
  Total assets .......................................       233,256          98,926         262,665
                                                            --------         -------        --------
LIABILITIES:
 Accrued expenses ....................................             0               0               0
 Transfers payable to depositor ......................             0               0               0
                                                            --------         -------        --------
  Total liabilities ..................................             0               0               0
                                                            --------         -------        --------
  Net assets .........................................      $233,256         $98,926        $262,665
                                                                             =======        ========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................      $233,256         $98,926        $262,665
 Depositor's equity ..................................             0               0               0
                                                            --------         -------        --------
  Net assets applicable to units outstanding .........      $233,256         $98,926        $262,665
                                                            ========         =======        ========
 Policy Owners' units ................................        10,167           4,814           8,218
 Depositor's units ...................................             0               0               0
                                                            --------         -------        --------
  Units outstanding ..................................        10,167           4,814           8,218
                                                            ========         =======        ========
  Accumulation unit value ............................      $  22.94         $ 20.55        $  31.96
                                                            ========         =======        ========

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS


                                                           AGGRESSIVE                      GROWTH &
                                                             GROWTH         BALANCED        INCOME
                                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                          -----------     -----------     -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................         7,923          1,185           1,306
                                                            ========        =======         =======
  Cost ...............................................      $126,802        $13,872         $16,213
                                                            ========        =======         =======
 Investment, at net asset value ......................      $177,787        $14,863         $16,036
 Transfers receivable from depositor .................            70              1              11
                                                            --------        -------         -------
  Total assets .......................................       177,857         14,864          16,047
                                                            --------        -------         -------
LIABILITIES:
 Accrued expenses ....................................             0              0               0
 Transfers payable to depositor ......................             0              0               0
                                                            --------        -------         -------
  Total liabilities ..................................             0              0               0
                                                            --------        -------         -------
  Net assets .........................................      $177,857        $14,864         $16,047
                                                            ========        =======         =======
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................      $177,857        $14,864         $16,047
 Depositor's equity ..................................             0              0               0
                                                            --------        -------         -------
  Net assets applicable to units outstanding .........      $177,857        $14,864         $16,047
                                                            ========        =======         =======
 Policy Owners' units ................................         6,669            990             976
 Depositor's units ...................................             0              0               0
                                                            --------        -------         -------
  Units outstanding ..................................         6,669            990             976
                                                            ========        =======         =======
  Accumulation unit value ............................      $  26.67        $ 15.02         $ 16.44
                                                            ========        =======         =======


                                                          TACTICAL ASSET       C.A.S.E.
                                                            ALLOCATION          GROWTH       VALUE EQUITY
                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                            -----------      -----------     -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          2,988            1,364           2,152
                                                              =======          =======         =======
  Cost ...............................................        $38,916          $19,242         $28,825
                                                              =======          =======         =======
 Investment, at net asset value ......................        $39,889          $17,718         $26,066
 Transfers receivable from depositor .................             15               12              17
                                                              -------          -------         -------
  Total assets .......................................         39,904           17,730          26,083
                                                              -------          -------         -------
LIABILITIES:
 Accrued expenses ....................................              0                0               0
 Transfers payable to depositor ......................              0                0               0
                                                              -------          -------         -------
  Total liabilities ..................................              0                0               0
                                                              -------          -------         -------
  Net assets .........................................        $39,904          $17,730         $26,083
                                                              =======          =======         =======
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................        $39,904          $17,730         $26,083
 Depositor's equity ..................................              0                0               0
                                                              -------          -------         -------
  Net assets applicable to units outstanding .........        $39,904          $17,730         $26,083
                                                              =======          =======         =======
 Policy Owners' units ................................          2,383            1,417           1,982
 Depositor's units ...................................              0                0               0
                                                              -------          -------         -------
  Units outstanding ..................................          2,383            1,417           1,982
                                                              =======          =======         =======
  Accumulation unit value ............................        $ 16.74          $ 12.51         $ 13.16
                                                              =======          =======         =======

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                          INTERNATIONAL         U.S.        THIRD AVENUE
                                                              EQUITY           EQUITY          VALUE
                                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                           -----------      -----------     -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................           483              976             302
                                                              ======          =======          ======
  Cost ...............................................        $5,705          $13,010          $2,904
                                                              ======          =======          ======
 Investment, at net asset value ......................        $5,824          $14,078          $2,801
 Transfers receivable from depositor .................             3                6               6
                                                              ------          -------          ------
  Total assets .......................................         5,827           14,084           2,807
                                                              ------          -------          ------
LIABILITIES:
 Accrued expenses ....................................             0                0               0
 Transfers payable to depositor ......................             0                0               0
                                                              ------          -------          ------
  Total liabilities ..................................             0                0               0
                                                              ------          -------          ------
  Net assets .........................................        $5,827          $14,084          $2,807
                                                              ======          =======          ======
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................        $5,827          $14,084          $2,622
 Depositor's equity ..................................             0                0             185
                                                              ------          -------          ------
  Net assets applicable to units outstanding .........        $5,827          $14,084          $2,807
                                                              ======          =======          ======
 Policy Owners' units ................................           489              919             284
 Depositor's units ...................................             0                0              20
                                                              ------          -------          ------
  Units outstanding ..................................           489              919             304
                                                              ======          =======          ======
  Accumulation unit value ............................        $11.92          $ 15.33          $ 9.23
                                                              ======          =======          ======

                                                          REAL ESTATE
                                                          SECURITIES
                                                          SUB-ACCOUNT
                                                          -----------
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          83
                                                             =====
  Cost ...............................................       $ 784
                                                             =====
 Investment, at net asset value ......................       $ 708
 Transfers receivable from depositor .................           1
                                                             -----
  Total assets .......................................         709
                                                             -----
LIABILITIES:
 Accrued expenses ....................................           0
 Transfers payable to depositor ......................           0
                                                             -----
  Total liabilities ..................................           0
                                                             -----
  Net assets .........................................       $ 709
                                                             =====
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................       $ 371
 Depositor's equity ..................................         338
                                                             -----
  Net assets applicable to units outstanding .........       $ 709
                                                             =====
 Policy Owners' units ................................          44
 Depositor's units ...................................          40
                                                             -----
  Units outstanding ..................................          84
                                                             =====
  Accumulation unit value ............................       $8.46
                                                             =====

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS


                                                                                 MONEY
                                                                                 MARKET           BOND          GROWTH
                                                                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .........................................................       $1,113          $1,196        $  1,180
 Capital gain distributions ..............................................            0               0           5,200
                                                                                 ------          ------        --------
  Total investment income ................................................        1,113           1,196           6,380
EXPENSES:
 Mortality and expense risk ..............................................          194             194           5,277
                                                                                 ------          ------        --------
  Net investment income (loss) ...........................................          919           1,002           1,103
                                                                                 ------          ------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ..................            0             642          12,232
  Change in unrealized appreciation (depreciation) .......................            0              71         283,227
                                                                                 ------          ------        --------
  Net gain (loss) on investment securities ...............................            0             713         295,459
                                                                                 ------          ------        --------
   Net increase (decrease) in net assets resulting from operations .......       $  919          $1,715        $296,562
                                                                                 ======          ======        ========


                                                                                                STRATEGIC       EMERGING
                                                                                 GLOBAL       TOTAL RETURN       GROWTH
                                                                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                              -----------      -----------     -----------
INVESTMENT INCOME:
 Dividend income .........................................................      $ 1,092          $2,240          $     0
 Capital gain distributions ..............................................        8,026           1,844            8,683
                                                                                -------          ------          -------
  Total investment income ................................................        9,118           4,084            8,683
EXPENSES:
 Mortality and expense risk ..............................................        1,693             800            1,789
                                                                                -------          ------          -------
  Net investment income (loss) ...........................................        7,425           3,284            6,894
                                                                                -------          ------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ..................        3,529           1,097            4,995
  Change in unrealized appreciation (depreciation) .......................       34,898           3,250           54,519
                                                                                -------          ------          -------
  Net gain (loss) on investment securities ...............................       38,427           4,347           59,514
                                                                                -------          ------          -------
   Net increase (decrease) in net assets resulting from operations .......      $45,852          $7,631          $66,408
                                                                                =======          ======          =======

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS


                                                                               AGGRESSIVE
                                                                                 GROWTH         BALANCED      GROWTH & INCOME
                                                                              SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                                              -----------     -----------       -----------
INVESTMENT INCOME:
 Dividend income .........................................................      $   356           $329            $  651
 Capital gain distributions ..............................................        8,627             13               112
                                                                                -------           ----            ------
  Total investment income ................................................        8,983            342               763
EXPENSES:
 Mortality and expense risk ..............................................        1,132            115               119
                                                                                -------           ----            ------
  Net investment income (loss) ...........................................        7,851            227               644
                                                                                -------           ----            ------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ..................        2,395            262               390
  Change in unrealized appreciation (depreciation) .......................       41,953            314              (659)
                                                                                -------           ----            ------
  Net gain (loss) on investment securities ...............................       44,348            576              (269)
                                                                                -------           ----            ------
   Net increase (decrease) in net assets resulting from operations .......      $52,199           $803            $  375
                                                                                =======           ====            ======

                                                                      TACTICAL ASSET     C.A.S.E.
                                                                        ALLOCATION        GROWTH       VALUE EQUITY
                                                                        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                                        -----------    -----------     -----------
INVESTMENT INCOME:
 Dividend income ..................................................      $  1,115       $  1,514        $    530
 Capital gain distributions .......................................         2,619             90           1,755
                                                                         --------       --------        --------
  Total investment income .........................................         3,734          1,604           2,285
EXPENSES:
 Mortality and expense risk .......................................           315            129             264
                                                                         --------       --------        --------
  Net investment income (loss) ....................................         3,419          1,475           2,021
                                                                         --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ...........           429            175           1,254
  Change in unrealized appreciation (depreciation) ................        (1,516)        (1,289)         (5,937)
                                                                         --------       --------        --------
  Net gain (loss) on investment securities ........................        (1,087)        (1,114)         (4,683)
                                                                         --------       --------        --------
   Net increase (decrease) in net assets resulting from operations       $  2,332       $    361        $ (2,662)
                                                                         ========       ========        ========

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS

                                                                              INTERNATIONAL         U.S.         THIRD AVENUE
                                                                                  EQUITY        EQUITY BOND         VALUE
                                                                               SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT(a)
                                                                               -----------      -----------     --------------
INVESTMENT INCOME:
 Dividend income .........................................................        $   3            $  413          $    8
 Capital gain distributions ..............................................            0                94               0
                                                                                  -----            ------          ------
  Total investment income ................................................            3               507               8
EXPENSES:
 Mortality and expense risk ..............................................           35                73              19
                                                                                  -----            ------          ------
  Net investment income (loss) ...........................................          (32)              434             (11)
                                                                                  -----            ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ..................          147               358             (39)
  Change in unrealized appreciation (depreciation) .......................          222             1,053            (103)
                                                                                  -----            ------          ------
  Net gain (loss) on investment securities ...............................          369             1,411            (142)
                                                                                  -----            ------          ------
   Net increase (decrease) in net assets resulting from operations .......        $ 337            $1,845          $ (153)
                                                                                  =====            ======          ======


                                                                      REAL ESTATE
                                                                       SECURITIES
                                                                     SUB-ACCOUNT(b)
                                                                     --------------
INVESTMENT INCOME:
 Dividend income ..................................................     $    0
 Capital gain distributions .......................................          0
                                                                        ------
  Total investment income .........................................          0
EXPENSES:
 Mortality and expense risk .......................................          4
                                                                        ------
  Net investment income (loss) ....................................         (4)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) from securities transactions ...........        (36)
  Change in unrealized appreciation (depreciation) ................        (76)
                                                                        ------
  Net gain (loss) on investment securities ........................       (112)
                                                                        ------
   Net increase (decrease) in net assets resulting from operations      $ (116)
                                                                        ======

(a) The inception date of this Sub-Account was January 2, 1998.

(b) The inception date of this Sub-Account was May 1, 1998.


   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS


                                                                              MONEY MARKET
                                                                               SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                         -----------------------
                                                                             1998        1997
                                                                         ------------ ----------
OPERATIONS:
 Net investment income (loss) ..........................................  $      919   $    639
 Net gain (loss) on investment securities ..............................           0          0
                                                                          ----------   --------
 Net increase (decrease) in net assets resulting from operations .......         919        639
                                                                          ----------   --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................      12,763      7,719
                                                                          ----------   --------
 Less cost of units redeemed:
  Administrative charges ...............................................       3,123      3,108
  Policy loans .........................................................       1,163        687
  Surrender benefits ...................................................       1,250        854
  Death benefits .......................................................          10          9
                                                                          ----------   --------
                                                                               5,546      4,658
                                                                          ----------   --------
  Increase (decrease) in net assets from capital unit transactions .....       7,217      3,061
                                                                          ----------   --------
  Net increase (decrease) in net assets ................................       8,136      3,700
 Depositor's equity contribution (redemption) ..........................           0          0
NET ASSETS:
 Beginning of year .....................................................      16,440     12,740
                                                                          ----------   --------
 End of year ...........................................................  $   24,576   $ 16,440
                                                                          ==========   ========
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................       1,020        825
 Units issued ..........................................................      11,339      9,509
 Units redeemed ........................................................     (10,899)    (9,314)
                                                                          ----------   --------
 Units outstanding - end of year .......................................       1,460      1,020
                                                                          ==========   ========

                                                                                  BOND                   GROWTH
                                                                              SUB-ACCOUNT             SUB-ACCOUNT
                                                                              DECEMBER 31,            DECEMBER 31,
                                                                         ---------------------- ------------------------
                                                                             1998       1997        1998        1997
                                                                         ----------- ---------- ----------- ------------
OPERATIONS:
 Net investment income (loss) ..........................................   $ 1,002    $   661    $  1,103     $ 44,206
 Net gain (loss) on investment securities ..............................       713        418     295,459       15,238
                                                                           -------    -------    --------     --------
 Net increase (decrease) in net assets resulting from operations .......     1,715      1,079     296,562       59,444
                                                                           -------    -------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................     9,472      7,506     140,684      106,236
                                                                           -------    -------    --------     --------
 Less cost of units redeemed:
  Administrative charges ...............................................     2,292      1,633      44,910       37,231
  Policy loans .........................................................       594        428      18,083       11,212
  Surrender benefits ...................................................       865        437      22,312       15,746
  Death benefits .......................................................       159         15       4,185          711
                                                                           -------    -------    --------     --------
                                                                             3,910      2,513      89,490       64,900
                                                                           -------    -------    --------     --------
  Increase (decrease) in net assets from capital unit transactions .....     5,562      4,993      51,194       41,336
                                                                           -------    -------    --------     --------
  Net increase (decrease) in net assets ................................     7,277      6,072     347,756      100,780
 Depositor's equity contribution (redemption) ..........................         0          0           0            0
NET ASSETS:
 Beginning of year .....................................................    17,657     11,585     450,271      349,491
                                                                           -------    -------    --------     --------
 End of year ...........................................................   $24,934    $17,657    $798,027     $450,271
                                                                           =======    =======    ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................       836        593       7,972        7,208
 Units issued ..........................................................     1,030        568       2,967        2,877
 Units redeemed ........................................................      (776)      (325)     (2,271)      (2,113)
                                                                           -------    -------    --------     --------
 Units outstanding - end of year .......................................     1,090        836       8,668        7,972
                                                                           =======    =======    ========     ========

                                                                                  GLOBAL
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31,
                                                                         ------------------------
                                                                             1998        1997
                                                                         ----------- ------------
OPERATIONS:
 Net investment income (loss) ..........................................  $  7,425     $ 15,859
 Net gain (loss) on investment securities ..............................    38,427          805
                                                                          --------     --------
 Net increase (decrease) in net assets resulting from operations .......    45,852       16,664
                                                                          --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................    72,962       64,272
                                                                          --------     --------
 Less cost of units redeemed:
  Administrative charges ...............................................    19,369       12,590
  Policy loans .........................................................     4,953        2,948
  Surrender benefits ...................................................     5,662        3,391
  Death benefits .......................................................       591          149
                                                                          --------     --------
                                                                            30,575       19,078
                                                                          --------     --------
  Increase (decrease) in net assets from capital unit transactions .....    42,387       45,194
                                                                          --------     --------
  Net increase (decrease) in net assets ................................    88,239       61,858
 Depositor's equity contribution (redemption) ..........................         0            0
NET ASSETS:
 Beginning of year .....................................................   145,017       83,159
                                                                          --------     --------
 End of year ...........................................................  $233,256     $145,017
                                                                          ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................     8,145        5,497
 Units issued ..........................................................     5,610        5,205
 Units redeemed ........................................................    (3,588)      (2,557)
                                                                          --------     --------
 Units outstanding - end of year .......................................    10,167        8,145
                                                                          ========     ========

                                                                                STRATEGIC
                                                                              TOTAL RETURN           EMERGING GROWTH
                                                                               SUB-ACCOUNT             SUB-ACCOUNT
                                                                              DECEMBER 31,             DECEMBER 31,
                                                                         ----------------------- ------------------------
                                                                             1998        1997        1998        1997
                                                                         ----------- ----------- ----------- ------------
OPERATIONS:
 Net investment income (loss) ..........................................  $  3,284    $  6,101    $  6,894     $ 13,841
 Net gain (loss) on investment securities ..............................     4,347       6,521      59,514       10,932
                                                                          --------    --------    --------     --------
 Net increase (decrease) in net assets resulting from operations .......     7,631      12,622      66,408       24,773
                                                                          --------    --------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................    24,191      22,072      64,824       54,392
                                                                          --------    --------    --------     --------
 Less cost of units redeemed:
  Administrative charges ...............................................     7,696       6,025      19,612       14,518
  Policy loans .........................................................     2,319       1,624       5,601        3,692
  Surrender benefits ...................................................     2,587       2,044       7,688        3,986
  Death benefits .......................................................     1,047         148         368          192
                                                                          --------    --------    --------     --------
                                                                            13,649       9,841      33,269       22,388
                                                                          --------    --------    --------     --------
  Increase (decrease) in net assets from capital unit transactions .....    10,542      12,231      31,555       32,004
                                                                          --------    --------    --------     --------
  Net increase (decrease) in net assets ................................    18,173      24,853      97,963       56,777
 Depositor's equity contribution (redemption) ..........................         0           0           0            0
NET ASSETS:
 Beginning of year .....................................................    80,753      55,900     164,702      107,925
                                                                          --------    --------    --------     --------
 End of year ...........................................................  $ 98,926    $ 80,753    $262,665     $164,702
                                                                          ========    ========    ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................     4,270       3,570       7,013        5,532
 Units issued ..........................................................     1,946       1,809       4,099        4,085
 Units redeemed ........................................................    (1,402)     (1,109)     (2,894)      (2,604)
                                                                          --------    --------    --------     --------
 Units outstanding - end of year .......................................     4,814       4,270       8,218        7,013
                                                                          ========    ========    ========     ========

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                                            AGGRESSIVE GROWTH
                                                                               SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                         -----------------------
                                                                             1998        1997
                                                                         ----------- -----------
OPERATIONS:
 Net investment income (loss) ..........................................  $  7,851    $  7,795
 Net gain (loss) on investment securities ..............................    44,348       6,524
                                                                          --------    --------
 Net increase (decrease) in net assets resulting from operations .......    52,199      14,319
                                                                          --------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................    53,159      40,282
                                                                          --------    --------
 Less cost of units redeemed:
  Administrative charges ...............................................    13,960       9,888
  Policy loans .........................................................     3,522       1,926
  Surrender benefits ...................................................     4,423       2,485
  Death benefits .......................................................       248          58
                                                                          --------    --------
                                                                            22,153      14,357
                                                                          --------    --------
  Increase (decrease) in net assets from capital unit transactions .....    31,006      25,925
                                                                          --------    --------
  Net increase (decrease) in net assets ................................    83,205      40,244
 Depositor's equity contribution (redemption) ..........................         0           0
NET ASSETS:
 Beginning of year .....................................................    94,652      54,408
                                                                          --------    --------
 End of year ...........................................................  $177,857    $ 94,652
                                                                          ========    ========
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................     5,230       3,702
 Units issued ..........................................................     3,797       3,540
 Units redeemed ........................................................    (2,358)     (2,012)
                                                                          --------    --------
 Units outstanding - end of year .......................................     6,669       5,230
                                                                          ========    ========

                                                                               BALANCED           GROWTH & INCOME
                                                                              SUB-ACCOUNT           SUB-ACCOUNT
                                                                             DECEMBER 31,          DECEMBER 31,
                                                                         --------------------- ---------------------
                                                                            1998       1997        1998       1997
                                                                         ---------- ---------- ----------- ---------
OPERATIONS:
 Net investment income (loss) ..........................................  $   227    $   992     $   644    $1,214
 Net gain (loss) on investment securities ..............................      576        226        (269)      283
                                                                          -------    -------     -------    ------
 Net increase (decrease) in net assets resulting from operations .......      803      1,218         375     1,497
                                                                          -------    -------     -------    ------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................    5,658      4,373       8,963     3,232
                                                                          -------    -------     -------    ------
 Less cost of units redeemed:
  Administrative charges ...............................................    1,423        958       1,633       733
  Policy loans .........................................................      279        179         218       163
  Surrender benefits ...................................................      596        153         431       260
  Death benefits .......................................................       15          3          72        11
                                                                          -------    -------     -------    ------
                                                                            2,313      1,293       2,354     1,167
                                                                          -------    -------     -------    ------
  Increase (decrease) in net assets from capital unit transactions .....    3,345      3,080       6,609     2,065
                                                                          -------    -------     -------    ------
  Net increase (decrease) in net assets ................................    4,148      4,298       6,984     3,562
 Depositor's equity contribution (redemption) ..........................        0          0           0         0
NET ASSETS:
 Beginning of year .....................................................   10,716      6,418       9,063     5,501
                                                                          -------    -------     -------    ------
 End of year ...........................................................  $14,864    $10,716     $16,047    $9,063
                                                                          =======    =======     =======    ======
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................      756        526         563       422
 Units issued ..........................................................      578        472         966       352
 Units redeemed ........................................................     (344)      (242)       (553)     (211)
                                                                          -------    -------     -------    ------
 Units outstanding - end of year .......................................      990        756         976       563
                                                                          =======    =======     =======    ======

                                                                             TACTICAL ASSET
                                                                               ALLOCATION
                                                                               SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                         -----------------------
                                                                             1998        1997
                                                                         ----------- -----------
OPERATIONS:
 Net investment income (loss) ..........................................  $  3,419     $ 1,913
 Net gain (loss) on investment securities ..............................    (1,087)      1,362
                                                                          --------     -------
 Net increase (decrease) in net assets resulting from operations .......     2,332       3,275
                                                                          --------     -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................    13,703      11,386
                                                                          --------     -------
 Less cost of units redeemed:
  Administrative charges ...............................................     3,421       2,219
  Policy loans .........................................................       748         463
  Surrender benefits ...................................................       925         742
  Death benefits .......................................................       160          60
                                                                          --------     -------
                                                                             5,254       3,484
                                                                          --------     -------
  Increase (decrease) in net assets from capital unit transactions .....     8,449       7,902
                                                                          --------     -------
  Net increase (decrease) in net assets ................................    10,781      11,177
 Depositor's equity contribution (redemption) ..........................         0           0
NET ASSETS:
 Beginning of year .....................................................    29,123      17,946
                                                                          --------     -------
 End of year ...........................................................  $ 39,904     $29,123
                                                                          ========     =======
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................     1,867       1,330
 Units issued ..........................................................     1,377       1,163
 Units redeemed ........................................................      (861)       (626)
                                                                          --------     -------
 Units outstanding - end of year .......................................     2,383       1,867
                                                                          ========     =======

                                                                             C.A.S.E. GROWTH          VALUE EQUITY
                                                                               SUB-ACCOUNT             SUB-ACCOUNT
                                                                              DECEMBER 31,            DECEMBER 31,
                                                                         ----------------------- -----------------------
                                                                             1998        1997        1998        1997
                                                                         ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) ..........................................  $  1,475     $   994    $  2,021     $   183
 Net gain (loss) on investment securities ..............................    (1,114)       (252)     (4,683)      3,038
                                                                          --------     -------    --------     -------
 Net increase (decrease) in net assets resulting from operations .......       361         742      (2,662)      3,221
                                                                          --------     -------    --------     -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ................................     8,731       8,029       6,086      17,023
                                                                          --------     -------    --------     -------
 Less cost of units redeemed:
  Administrative charges ...............................................     2,433         970       2,846       1,257
  Policy loans .........................................................       520         146         643         542
  Surrender benefits ...................................................       295         144         401         388
  Death benefits .......................................................        60           6         165           0
                                                                          --------     -------    --------     -------
                                                                             3,308       1,266       4,055       2,187
                                                                          --------     -------    --------     -------
  Increase (decrease) in net assets from capital unit transactions .....     5,423       6,763       2,031      14,836
                                                                          --------     -------    --------     -------
  Net increase (decrease) in net assets ................................     5,784       7,505        (631)     18,057
 Depositor's equity contribution (redemption) ..........................         0         (25)          0        (230)
NET ASSETS:
 Beginning of year .....................................................    11,946       4,466      26,714       8,887
                                                                          --------     -------    --------     -------
 End of year ...........................................................  $ 17,730     $11,946    $ 26,083     $26,714
                                                                          ========     =======    ========     =======
UNIT ACTIVITY:
 Units outstanding - beginning of year .................................       969         413       1,916         790
 Units issued ..........................................................     1,317         931       1,748       1,772
 Units redeemed ........................................................      (869)       (375)     (1,682)       (646)
                                                                          --------     -------    --------     -------
 Units outstanding - end of year .......................................     1,417         969       1,982       1,916
                                                                          ========     =======    ========     =======

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS


                                                          INTERNATIONAL EQUITY      U.S. EQUITY       THIRD AVENUE   REAL ESTATE
                                                               SUB-ACCOUNT          SUB-ACCOUNT           VALUE       SECURITIES
                                                              DECEMBER 31,          DECEMBER 31,       SUB-ACCOUNT   SUB-ACCOUNT
                                                          --------------------- --------------------  DECEMBER 31,   DECEMBER 31,
                                                             1998      1997(a)     1998     1997(a)      1998(b)       1998(c)
                                                          ---------- ---------- ---------- --------- -------------- -------------
OPERATIONS:
 Net investment income (loss) ...........................   $  (32)    $   (4)   $   434    $  107       $  (11)       $   (4)
 Net gain (loss) on investment
  securities ............................................      369         31      1,411        96         (142)         (112)
                                                            ------     ------    -------    ------       ------        ------
 Net increase (decrease) in net assets resulting from
  operations ............................................      337         27      1,845       203         (153)         (116)
                                                            ------     ------    -------    ------       ------        ------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) .................    3,972      2,458     10,178     3,208        2,932           472
                                                            ------     ------    -------    ------       ------        ------
 Less cost of units redeemed:
  Administrative charges ................................      433        117        862        91          138             4
  Policy loans ..........................................      196         59        159        56            8            43
  Surrender benefits ....................................       35         14        113         9           26             0
  Death benefits ........................................      107          0         63         0            0             0
                                                            ------     ------    -------    ------       ------        ------
                                                               771        190      1,197       156          172            47
                                                            ------     ------    -------    ------       ------        ------
  Increase (decrease) in net assets from capital
    unit transactions ...................................    3,201      2,268      8,981     3,052        2,760           425
                                                            ------     ------    -------    ------       ------        ------
  Net increase (decrease) in net assets .................    3,538      2,295     10,826     3,255        2,607           309
 Depositor's equity contribution (redemption) ...........        0         (6)         0         3          200           400
NET ASSETS:
 Beginning of year ......................................    2,289          0      3,258         0            0             0
                                                            ------     ------    -------    ------       ------        ------
 End of year ............................................   $5,827     $2,289    $14,084    $3,258       $2,807        $  709
                                                            ======     ======    =======    ======       ======        ======
UNIT ACTIVITY:
 Units outstanding - beginning of year ..................      215          0        259         0            0             0
 Units issued ...........................................      767        484      1,266       393          495           113
 Units redeemed .........................................     (493)      (269)      (606)     (134)        (191)          (29)
                                                            ------     ------    -------    ------       ------        ------
 Units outstanding - end of year ........................      489        215        919       259          304            84
                                                            ======     ======    =======    ======       ======        ======

(a) The inception date of this Sub-Account was January 2, 1997.

(b) The inception date of this Sub-Account was January 2, 1998.

(c) The inception date of this Sub-Account was May 1, 1998.


   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED


                                                                           MONEY MARKET SUB-ACCOUNT
                                                                                DECEMBER 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 16.13     $ 15.45
 Income from operations:
  Net investment income (loss) ...........................................      0.70        0.68
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.70        0.68
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 16.83     $ 16.13
                                                                             =======     =======
Total return (a) .........................................................      4.36%       4.37%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $24,576     $16,440
 Ratios of net investment income (loss) to average net assets (b) ........      4.24%       4.28%


                                                                                MONEY MARKET SUB-ACCOUNT
                                                                                      DECEMBER 31,
                                                                           -----------------------------------
                                                                               1996        1995        1994
                                                                           ----------- ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 14.83     $ 14.19     $ 13.84
 Income from operations:
  Net investment income (loss) ...........................................      0.62        0.64        0.35
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00        0.00
                                                                             -------     -------     -------
   Net income (loss) from operations .....................................      0.62        0.64        0.35
                                                                             -------     -------     -------
Accumulation unit value, end of year .....................................   $ 15.45     $ 14.83     $ 14.19
                                                                             =======     =======     =======
Total return (a) .........................................................      4.17%       4.49%       2.58%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $12,740     $10,759     $ 9,706
 Ratios of net investment income (loss) to average net assets (b) ........      4.07%       4.37%       2.66%


                                                                              BOND SUB-ACCOUNT
                                                                                DECEMBER 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 21.12     $ 19.53
 Income from operations:
  Net investment income (loss) ...........................................      1.01        1.01
  Net realized and unrealized gain (loss) on investment ..................      0.76        0.58
                                                                             -------     -------
   Net income (loss) from operations .....................................      1.77        1.59
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 22.89     $ 21.12
                                                                             =======     =======
Total return (a) .........................................................      8.34%       8.18%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $24,934     $17,657
 Ratios of net investment income (loss) to average net assets (b) ........      4.58%       5.06%

                                                                                    BOND SUB-ACCOUNT
                                                                                      DECEMBER 31,
                                                                           -----------------------------------
                                                                               1996        1995        1994
                                                                           ----------- ----------- -----------
Accumulation unit value, beginning of year ...............................  $  19.67     $ 16.14    $   17.50
 Income from operations:
  Net investment income (loss) ...........................................      0.99        1.05         0.89
  Net realized and unrealized gain (loss) on investment ..................     (1.13)       2.48        (2.25)
                                                                            --------     -------    ---------
   Net income (loss) from operations .....................................     (0.14)       3.53        (1.36)
                                                                            --------     -------    ---------
Accumulation unit value, end of year .....................................  $  19.53     $ 19.67    $   16.14
                                                                            ========     =======    =========
Total return (a) .........................................................    (0.75)%      21.89%      (7.77)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................  $ 11,585     $10,066    $   6,259
 Ratios of net investment income (loss) to average net assets (b) ........      5.34%       5.80%        5.57%

                                                                      GROWTH SUB-ACCOUNT
                                                                         DECEMBER 31,
                                                                   -------------------------
                                                                       1998         1997
                                                                   ------------ ------------
Accumulation unit value, beginning of year .......................   $  56.48     $  48.48
 Income from operations:
  Net investment income (loss) ...................................       0.13         5.83
  Net realized and unrealized gain (loss) on investment ..........      35.46         2.17
                                                                     --------     --------
   Net income (loss) from operations .............................      35.59         8.00
                                                                     --------     --------
Accumulation unit value, end of year .............................   $  92.07     $  56.48
                                                                     ========     ========
Total return (a) .................................................      63.01%       16.50%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ........................   $798,027     $450,271
 Ratios of net investment income (loss) to average net assets (b)        0.19%       10.84%


                                                                             GROWTH SUB-ACCOUNT
                                                                                DECEMBER 31,
                                                                   --------------------------------------
                                                                       1996         1995         1994
                                                                   ------------ ------------ ------------
Accumulation unit value, beginning of year .......................   $  41.47     $  28.44     $  31.30
 Income from operations:
  Net investment income (loss) ...................................       2.88         3.89         0.04
  Net realized and unrealized gain (loss) on investment ..........       4.13         9.14        (2.90)
                                                                     --------     --------     --------
   Net income (loss) from operations .............................       7.01        13.03        (2.86)
                                                                     --------     --------     --------
Accumulation unit value, end of year .............................   $  48.48     $  41.47     $  28.44
                                                                     ========     ========     ========
Total return (a) .................................................      16.91%       45.81%      (9.13)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ........................   $349,491     $262,467     $161,490
 Ratios of net investment income (loss) to average net assets (b)        6.41%       11.05%        0.16%

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED


                                                                           GLOBAL SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                            1998         1997
                                                                        ------------ ------------
Accumulation unit value, beginning of year ............................   $  17.80     $  15.13
 Income from operations:
  Net investment income (loss) ........................................       0.82         2.30
  Net realized and unrealized gain (loss) on investment ...............       4.32         0.37
                                                                          --------     --------
   Net income (loss) from operations ..................................       5.14         2.67
                                                                          --------     --------
Accumulation unit value, end of year ..................................   $  22.94     $  17.80
                                                                          ========     ========
Total return (a) ......................................................      28.86%       17.69%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $233,256     $145,017
 Ratios of net investment income (loss) to average net assets (b) .....       3.92%       13.39%


                                                                                GLOBAL SUB-ACCOUNT
                                                                                   DECEMBER 31,
                                                                        ----------------------------------
                                                                            1996        1995      1994(c)
                                                                        ----------- ----------- ----------
Accumulation unit value, beginning of year ............................   $ 11.95     $  9.80    $  10.00
 Income from operations:
  Net investment income (loss) ........................................      1.50        0.45        0.71
  Net realized and unrealized gain (loss) on investment ...............      1.68        1.70       (0.91)
                                                                          -------     -------    --------
   Net income (loss) from operations ..................................      3.18        2.15       (0.20)
                                                                          -------     -------    --------
Accumulation unit value, end of year ..................................   $ 15.13     $ 11.95    $   9.80
                                                                          =======     =======    ========
Total return (a) ......................................................     26.60%      21.96%     (2.02)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $83,159     $37,049    $ 21,672
 Ratios of net investment income (loss) to average net assets (b) .....     11.09%       4.25%       8.86%

                                                                        STRATEGIC TOTAL RETURN
                                                                              SUB-ACCOUNT
                                                                             DECEMBER 31,
                                                                        -----------------------
                                                                            1998        1997
                                                                        ----------- -----------
Accumulation unit value, beginning of year ............................   $ 18.91     $ 15.66
 Income from operations:
  Net investment income (loss) ........................................      0.71        1.56
  Net realized and unrealized gain (loss) on investment ...............      0.93        1.69
                                                                          -------     -------
   Net income (loss) from operations ..................................      1.64        3.25
                                                                          -------     -------
Accumulation unit value, end of year ..................................   $ 20.55     $ 18.91
                                                                          =======     =======
Total return (a) ......................................................      8.66%      20.77%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $98,926     $80,753
 Ratios of net investment income (loss) to average net assets (b) .....      3.67%       8.89%


                                                                        STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                   DECEMBER 31,
                                                                        -----------------------------------
                                                                            1996        1995        1994
                                                                        ----------- ----------- -----------
Accumulation unit value, beginning of year ............................   $ 13.74     $ 11.12    $  11.28
 Income from operations:
  Net investment income (loss) ........................................      0.82        0.68        0.18
  Net realized and unrealized gain (loss) on investment ...............      1.10        1.94       (0.34)
                                                                          -------     -------    --------
   Net income (loss) from operations ..................................      1.92        2.62       (0.16)
                                                                          -------     -------    --------
Accumulation unit value, end of year ..................................   $ 15.66     $ 13.74    $  11.12
                                                                          =======     =======    ========
Total return (a) ......................................................     13.97%      23.55%     (1.42)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $55,900     $39,648    $ 23,649
 Ratios of net investment income (loss) to average net assets (b) .....      5.76%       5.47%       1.93%

                                                                             EMERGING GROWTH
                                                                               SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                            1998         1997
                                                                        ------------ ------------
Accumulation unit value, beginning of year ............................   $  23.48     $  19.51
 Income from operations:
  Net investment income (loss) ........................................       0.91         2.20
  Net realized and unrealized gain (loss) on investment ...............       7.57         1.77
                                                                          --------     --------
   Net income (loss) from operations ..................................       8.48         3.97
                                                                          --------     --------
Accumulation unit value, end of year ..................................   $  31.96     $  23.48
                                                                          ========     ========
Total return (a) ......................................................      36.11%       20.37%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $262,665     $164,702
 Ratios of net investment income (loss) to average net assets (b) .....       3.44%       10.18%


                                                                            EMERGING GROWTH SUB-ACCOUNT
                                                                                    DECEMBER 31,
                                                                        ------------------------------------
                                                                            1996         1995        1994
                                                                        ------------ ----------- -----------
Accumulation unit value, beginning of year ............................   $  16.56     $ 11.38   $ 12.40
 Income from operations:
  Net investment income (loss) ........................................       0.82        0.65     (0.09)
  Net realized and unrealized gain (loss) on investment ...............       2.13        4.53     (0.93)
                                                                          --------     -------   -------
   Net income (loss) from operations ..................................       2.95        5.18     (1.02)
                                                                          --------     -------   -------
Accumulation unit value, end of year ..................................   $  19.51     $ 16.56   $ 11.38
                                                                          ========     =======   =======
Total return (a) ......................................................      17.82%      45.49%   (8.18)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $107,925     $67,905   $36,687
 Ratios of net investment income (loss) to average net assets (b) .....       4.51%       4.66%   (0.86)%

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                           AGGRESSIVE GROWTH
                                                                              SUB-ACCOUNT
                                                                              DECEMBER 31,
                                                                        ------------------------
                                                                            1998         1997
                                                                        ------------ -----------
Accumulation unit value, beginning of year ............................   $  18.10     $ 14.70
 Income from operations:
  Net investment income (loss) ........................................       1.33        1.75
  Net realized and unrealized gain (loss) on investment ...............       7.24        1.65
                                                                          --------     -------
   Net income (loss) from operations ..................................       8.57        3.40
                                                                          --------     -------
Accumulation unit value, end of year ..................................   $  26.67     $ 18.10
                                                                          ========     =======
Total return (a) ......................................................      47.36%      23.14%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $177,857     $94,652
 Ratios of net investment income (loss) to average net assets (b) .....       6.20%      10.26%

                                                                           AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                   DECEMBER 31,
                                                                        -----------------------------------
                                                                            1996        1995      1994(c)
                                                                        ----------- ----------- -----------
Accumulation unit value, beginning of year ............................   $ 13.43     $  9.82   $10.00
 Income from operations:
  Net investment income (loss) ........................................      0.36        0.37    (0.06)
  Net realized and unrealized gain (loss) on investment ...............      0.91        3.24    (0.12)
                                                                          -------     -------   ------
   Net income (loss) from operations ..................................      1.27        3.61    (0.18)
                                                                          -------     -------   ------
Accumulation unit value, end of year ..................................   $ 14.70     $ 13.43   $ 9.82
                                                                          =======     =======   ======
Total return (a) ......................................................      9.46%      36.79%  (1.85)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $54,408     $32,904   $8,909
 Ratios of net investment income (loss) to average net assets (b) .....      2.65%       2.93%  (0.72)%

                                                                            BALANCED SUB-ACCOUNT
                                                                                DECEMBER 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 14.17     $ 12.21
 Income from operations:
  Net investment income (loss) ...........................................      0.25        1.55
  Net realized and unrealized gain (loss) on investment ..................      0.60        0.41
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.85        1.96
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 15.02     $ 14.17
                                                                             =======     =======
Total return (a) .........................................................      5.98%      16.06%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $14,864     $10,716
 Ratios of net investment income (loss) to average net assets (b) ........      1.76%      11.62%

                                                                                  BALANCED SUB-ACCOUNT
                                                                                      DECEMBER 31,
                                                                           -----------------------------------
                                                                               1996        1995      1994(c)
                                                                           ----------- ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 11.13    $   9.37    $   10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.36        0.37         0.22
  Net realized and unrealized gain (loss) on investment ..................      0.72        1.39        (0.85)
                                                                             -------    --------    ---------
   Net income (loss) from operations .....................................      1.08        1.76        (0.63)
                                                                             -------    --------    ---------
Accumulation unit value, end of year .....................................   $ 12.21    $  11.13    $    9.37
                                                                             =======    ========    =========
Total return (a) .........................................................      9.73%      18.73%      (6.29)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $ 6,418    $  3,795    $   2,145
 Ratios of net investment income (loss) to average net assets (b) ........      3.18%       3.59%        3.06%

                                                                            GROWTH & INCOME
                                                                              SUB-ACCOUNT
                                                                             DECEMBER 31,
                                                                        -----------------------
                                                                            1998        1997
                                                                        ----------- -----------
Accumulation unit value, beginning of year ............................   $ 16.09    $  13.03
 Income from operations:
  Net investment income (loss) ........................................      0.77        2.61
  Net realized and unrealized gain (loss) on investment ...............     (0.42)       0.45
                                                                          -------    --------
   Net income (loss) from operations ..................................      0.35        3.06
                                                                          -------    --------
Accumulation unit value, end of year ..................................   $ 16.44    $  16.09
                                                                          =======    ========
Total return (a) ......................................................      2.13%      23.54%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................   $16,047    $  9,063
 Ratios of net investment income (loss) to average net assets (b) .....      4.83%      18.50%

                                                                            GROWTH & INCOME SUB-ACCOUNT
                                                                                   DECEMBER 31,
                                                                        -----------------------------------
                                                                            1996        1995      1994(c)
                                                                        ----------- ----------- -----------
Accumulation unit value, beginning of year ............................  $  11.77    $   9.49    $   10.00
 Income from operations:
  Net investment income (loss) ........................................      0.76        0.49         0.29
  Net realized and unrealized gain (loss) on investment ...............      0.50        1.79        (0.80)
                                                                         --------    --------    ---------
   Net income (loss) from operations ..................................      1.26        2.28        (0.51)
                                                                         --------    --------    ---------
Accumulation unit value, end of year ..................................  $  13.03    $  11.77    $    9.49
                                                                         ========    ========    =========
Total return (a) ......................................................     10.64%      24.14%      (5.15)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .............................  $  5,501    $  2,631    $   1,215
 Ratios of net investment income (loss) to average net assets (b) .....      6.38%       4.57%        3.71%

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED


                                                                                TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                            DECEMBER 31,
                                                                           -----------------------------------------------
                                                                               1998        1997        1996      1995(d)
                                                                           ----------- ----------- ----------- -----------
Accumulation unit value, beginning of year ...............................   $ 15.60     $ 13.50     $ 11.90    $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      1.58        1.20        0.53        0.61
  Net realized and unrealized gain (loss) on investment ..................     (0.44)       0.90        1.07        1.29
                                                                             -------     -------     -------    --------
   Net income (loss) from operations .....................................      1.14        2.10        1.60        1.90
                                                                             -------     -------     -------    --------
Accumulation unit value, end of year .....................................   $ 16.74     $ 15.60     $ 13.50    $  11.90
                                                                             =======     =======     =======    ========
Total return (a) .........................................................      7.36%      15.55%      13.40%      19.03%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $39,904     $29,123     $17,946    $  9,446
 Ratios of net investment income (loss) to average net assets (b) ........      9.69%       8.14%       4.35%       5.47%

                                                                                   C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                          DECEMBER 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996(e)
                                                                             -----------   -----------   -----------
Accumulation unit value, beginning of year ...............................     $ 12.32       $ 10.81       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        1.24          1.51          0.37
  Net realized and unrealized gain (loss) on investment ..................       (1.05)         0.00          0.44
                                                                               -------       -------       -------
   Net income (loss) from operations .....................................        0.19          1.51          0.81
                                                                               -------       -------       -------
Accumulation unit value, end of year .....................................     $ 12.51       $ 12.32       $ 10.81
                                                                               =======       =======       =======
Total return (a) .........................................................        1.56%        14.00%         8.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $17,730       $11,946       $ 4,466
 Ratios of net investment income (loss) to average net assets (b) ........       10.21%        12.65%         6.11%

                                                                                    VALUE EQUITY SUB-ACCOUNT
                                                                                          DECEMBER 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996(e)
                                                                             -----------   -----------   -----------
Accumulation unit value, beginning of year ...............................    $  13.94       $ 11.25      $  10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.95          0.14          0.05
  Net realized and unrealized gain (loss) on investment ..................       (1.73)         2.55          1.20
                                                                              --------       -------      --------
   Net income (loss) from operations .....................................       (0.78)         2.69          1.25
                                                                              --------       -------      --------
Accumulation unit value, end of year .....................................    $  13.16       $ 13.94      $  11.25
                                                                              ========       =======      ========
Total return (a) .........................................................      (5.63)%        23.93%        12.51%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................    $ 26,083       $26,714      $  8,887
 Ratios of net investment income (loss) to average net assets (b) ........        6.84%         1.05%         0.77%

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED


                                                                              INTERNATIONAL EQUITY            U.S. EQUITY
                                                                                   SUB-ACCOUNT                SUB-ACCOUNT
                                                                                  DECEMBER 31,               DECEMBER 31,
                                                                             -----------------------   -------------------------
                                                                                1998        1997(f)        1998        1997(f)
                                                                             ----------   ----------   -----------   -----------
Accumulation unit value, beginning of year ...............................   $10.65       $10.00         $ 12.59      $  10.00
 Income from operations:
  Net investment income (loss) ...........................................    (0.09)       (0.03)           0.73          0.99
  Net realized and unrealized gain (loss) on investment ..................     1.36         0.68            2.01          1.60
                                                                             -------      -------        -------      --------
   Net income (loss) from operations .....................................     1.27         0.65            2.74          2.59
                                                                             -------      -------        -------      --------
Accumulation unit value, end of year .....................................   $11.92       $10.65         $ 15.33      $  12.59
                                                                             =======      =======        =======      ========
Total return (a) .........................................................    11.84%        6.54%          21.78%        25.89%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $5,827       $2,289         $14,084      $  3,258
 Ratios of net investment income (loss) to average net assets (b) ........    (0.81)%      (0.28)%          5.30%         8.28%

                                                                         THIRD AVENUE   REAL ESTATE
                                                                             VALUE       SECURITIES
                                                                          SUB-ACCOUNT   SUB-ACCOUNT
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                            1998(g)       1998(h)
                                                                        -------------- -------------
Accumulation unit value, beginning of year ...........................     $ 10.00       $  10.00
 Income from operations:
  Net investment income (loss) .......................................       (0.05)         (0.05)
  Net realized and unrealized gain (loss) on investment ..............       (0.72)         (1.49)
                                                                           -------       --------
   Net income (loss) from operations .................................       (0.77)         (1.54)
                                                                           -------       --------
Accumulation unit value, end of year .................................     $  9.23       $   8.46
                                                                           =======       ========
Total return (a) .....................................................       (7.67)%       (15.44)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ............................     $ 2,807       $    709
 Ratios of net investment income (loss) to average net assets (b) ....       (0.52)%        (0.90)%

NOTES TO FINANCIAL HIGHLIGHTS:

* Per unit information has been computed using average units outstanding throughout each period.

(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c)  The inception date of this Sub-Account was March 1, 1994.
(d)  The inception date of this Sub-Account was January 3, 1995.
(e)  The inception date of this Sub-Account was May 1, 1996.
(f)  The inception date of this Sub-Account was January 2, 1997.
(g)  The inception date of this Sub-Account was January 2, 1998.
(h)  The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains sixteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

     The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

     On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $600,000 to the Life Account. The respective amounts of the contributions and units received are as follows:


     SUB-ACCOUNT                         CONTRIBUTION     UNITS
     -----------                         ------------     -----
     Third Avenue Value .............      $200,000      20,000
     Real Estate Securities .........      $400,000      40,000

     The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently applied in the preparation of the Trust's financial statements. The preparation of financial statements required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

     Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

                            WRL SERIES LIFE ACCOUNT
                 NOTES TO THE FINANCIAL STATEMENTS--(CONTINUED)
                               DECEMBER 31, 1998


NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

B. FEDERAL INCOME TAXES

     The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2. CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. POLICY CHARGES

     Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the sub-accounts. Thereafter, monthly administrative and cost of insurance charges are deducted from the policies. Contingent surrender charges also apply.

     Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may be subject to contingent surrender charges.

     Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE ACCOUNT CHARGES

     A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3. DIVIDENDS AND DISTRIBUTIONS

     Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

                            WRL SERIES LIFE ACCOUNT
                 NOTES TO THE FINANCIAL STATEMENTS--(CONTINUED)
                               DECEMBER 31, 1998

NOTE 4. SECURITIES TRANSACTIONS

     Securities transactions for the year ended December 31, 1998 are as follows (in thousands):


                                                PURCHASE         PROCEEDS
     SUB-ACCOUNT                             OF SECURITIES     OF SECURITIES
     -----------                            ---------------   --------------
     Money Market .......................       $54,231           $46,140
     Bond ...............................        14,451             7,857
     Growth .............................        72,758            20,484
     Global .............................        59,238             9,357
     Strategic Total Return .............        17,619             3,754
     Emerging Growth ....................        49,088            10,679
     Aggressive Growth ..................        44,611             5,689
     Balanced ...........................         4,604             1,017
     Growth & Income ....................        10,694             3,411
     Tactical Asset Allocation ..........        14,060             2,009
     C.A.S.E. Growth ....................         9,433             2,525
     Value Equity .......................        13,179             9,081
     International Equity ...............         6,220             3,048
     U.S. Equity ........................        12,496             3,076
     Third Avenue Value (a) .............         3,849               906
     Real Estate Securities (b) .........         1,047               226

(a) The inception date of this Sub-Account was January 2, 1998.

(b) The inception date of this Sub-Account was May 1, 1998.

                            WRL SERIES LIFE ACCOUNT
                 NOTES TO THE FINANCIAL STATEMENTS--(CONTINUED)
                               DECEMBER 31, 1998

NOTE 5. OTHER MATTERS

     At December 31, 1998 net unrealized appreciation (depreciation) on investments was as follows (in thousands):

     SUB-ACCOUNT
     -----------
     Money Market ......................    $      0
     Bond ..............................         402
     Growth ............................     374,036
     Global ............................      43,882
     Strategic Total Return ............      17,020
     Emerging Growth ...................      85,696
     Aggressive Growth .................      50,985
     Balanced ..........................         991
     Growth & Income ...................        (177)
     Tactical Asset Allocation .........         973
     C.A.S.E. Growth ...................      (1,524)
     Value Equity ......................      (2,759)
     International Equity ..............         119
     U.S. Equity .......................       1,068
     Third Avenue Value ................        (103)
     Real Estate Securities ............         (76)

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors
Western Reserve Life Assurance Co. of Ohio


     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                              ERNST & YOUNG LLP

Des Moines, Iowa
February 19, 1999

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                         DECEMBER 31,
                                                                  ---------------------------
                                                                      1998           1997
                                                                  ------------   ------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ..............................   $   73,808     $   13,896
 Bonds ........................................................      184,697        255,919
 Common stocks:
  Affiliated entities (cost: 1998 - $243; 1997 - $150).........          704            319
  Other (cost: 1998 and 1997 - $302)...........................          384            428
 Mortgage loans on real estate ................................        9,916          4,824
  Home office properties ......................................       34,583         19,964
  Investment properties .......................................       11,594             --
  Policy loans ................................................      112,982         76,741
  Other invested assets .......................................          396             --
                                                                  ----------     ----------
Total cash and invested assets ................................      429,064        372,091
Premiums deferred and uncollected .............................          900          1,928
Accrued investment income .....................................        2,867          4,088
Transfers from separate accounts ..............................      350,633        279,958
Cash surrender value of life insurance policies ...............       45,445             --
Other assets ..................................................        9,239          5,221
Separate account assets .......................................    6,999,290      4,814,594
                                                                  ----------     ----------
Total admitted assets .........................................   $7,837,438     $5,477,880
                                                                  ==========     ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
                                  (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                              DECEMBER 31,
                                                      -----------------------------
                                                           1998            1997
                                                      -------------   -------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ............................................   $  231,596      $  186,523
  Annuity .........................................      265,418         296,290
 Policy and contract claim reserves ...............        9,233          10,929
 Other policyholders' funds .......................       38,080           3,877
 Remittances and items not allocated ..............       20,569           9,184
 Federal income taxes payable .....................        5,716           2,283
 Asset valuation reserve ..........................        2,848           2,436
 Interest maintenance reserve .....................        9,684           9,134
 Short-term note payable to affiliate .............       44,200           8,200
 Payable to affiliate .............................       37,907           1,925
 Other liabilities ................................       31,151          19,257
 Separate account liabilities .....................    6,997,456       4,812,979
                                                      ----------      ----------
Total liabilities .................................    7,693,858       5,363,017
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares
   authorized, issued and outstanding .............        1,500           1,500
 Paid-in surplus ..................................      120,107          88,015
 Unassigned surplus ...............................       21,973          25,348
                                                      ----------      ----------
Total capital and surplus .........................      143,580         114,863
                                                      ----------      ----------
Total liabilities and capital and surplus .........   $7,837,438      $5,477,880
                                                      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                                     DECEMBER 31,
                                                                     ---------------------------------------------
                                                                          1998            1997            1996
                                                                     -------------   -------------   -------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ...........................................................    $  476,053      $  394,370      $  293,590
  Annuity ........................................................       794,841         822,149         740,125
 Net investment income ...........................................        36,315          40,013          36,067
 Amortization of interest maintenance reserve ....................           744           1,576           1,335
 Commissions and expense allowances on reinsurance ceded .........        15,333              11              11
 Other income ....................................................        67,751           3,016          13,398
                                                                      ----------      ----------      ----------
                                                                       1,391,037       1,261,135       1,084,526
Benefits and expenses:
 Benefits paid or provided for:
  Life ...........................................................        42,982          28,060          21,256
  Surrender benefits .............................................       551,528         431,939         286,406
  Other benefits .................................................        31,280          28,112          23,270
  Increase (decrease) in aggregate reserves for policies
    and contracts:
   Life ..........................................................        42,940          29,485          80,139
   Annuity .......................................................       (30,872)        (35,940)         12,877
   Other .........................................................        32,178             794             422
                                                                      ----------      ----------      ----------
                                                                         670,036         482,450         424,370
 Insurance expenses:
  Commissions ....................................................       205,939         179,106         140,261
  General insurance expenses .....................................       102,611          70,546          47,406
  Taxes, licenses and fees .......................................        15,545          13,101          10,848
  Net transfer to separate accounts ..............................       402,618         519,214         452,471
  Other expenses .................................................            59              21              60
                                                                      ----------      ----------      ----------
                                                                         726,772         781,988         651,046
                                                                      ----------      ----------      ----------
                                                                       1,396,808       1,264,438       1,075,416
                                                                      ----------      ----------      ----------
Gain (loss) from operations before federal income taxes (benefit)
  and realized capital gains (losses) on investments .............        (5,771)         (3,303)          9,110
Federal income tax expense (benefit) .............................          (347)            469           9,297
                                                                      ----------      ----------      ----------
Loss from operations before realized capital gains
  (losses) on investments ........................................        (5,424)         (3,772)           (187)
Net realized capital gains (losses) on investments (net of
  related federal income taxes and amounts transferred to interest
  maintenance reserve) ...........................................         1,494             747            (811)
                                                                      ----------      ----------      ----------
Net loss .........................................................    $   (3,930)     $   (3,025)     $     (998)
                                                                      ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                                                 TOTAL
                                                                                                CAPITAL
                                                      COMMON      PAID-IN      UNASSIGNED         AND
                                                       STOCK      SURPLUS        SURPLUS        SURPLUS
                                                     --------   -----------   ------------   ------------
Balance at January 1, 1996 .......................    $1,500     $ 68,015       $ 28,424       $ 97,939
 Net loss for 1996 ...............................        --           --           (998)          (998)
 Net unrealized capital gains ....................        --           --          1,294          1,294
 Change in non-admitted assets ...................        --           --            199            199
 Change in asset valuation reserve ...............        --           --           (120)          (120)
 Change in surplus in separate accounts ..........        --           --            237            237
 Change in reserve valuation .....................        --           --         (2,995)        (2,995)
                                                      ------     --------       --------       --------
Balance at December 31, 1996 .....................     1,500       68,015         26,041         95,556
 Net loss for 1997 ...............................        --           --         (3,025)        (3,025)
 Change in non-admitted assets ...................        --           --           (702)          (702)
 Change in asset valuation reserve ...............        --           --          3,274          3,274
 Change in surplus in separate accounts ..........        --           --         (2,115)        (2,115)
 Change in reserve valuation .....................        --           --         (1,872)        (1,872)
 Capital contribution ............................        --       20,000             --         20,000
 Tax effect of capital loss carry-forward utilized
   by affiliates .................................        --           --          3,747          3,747
                                                      ------     --------       --------       --------
Balance at December 31, 1997 .....................     1,500       88,015         25,348        114,863
 Net loss for 1998 ...............................        --           --         (3,930)        (3,930)
 Net unrealized capital gains ....................        --           --            248            248
 Change in non-admitted assets ...................        --           --         (1,815)        (1,815)
 Change in asset valuation reserve ...............        --           --           (412)          (412)
 Change in surplus in separate accounts ..........        --           --           (341)          (341)
 Change in reserve valuation .....................        --           --         (2,132)        (2,132)
 Capital contribution ............................        --       32,092             --         32,092
 Settlement of prior period tax returns ..........        --           --            353            353
 Tax benefits on stock options exercised .........        --           --          4,654          4,654
                                                      ------     --------       --------       --------
Balance at December 31, 1998 .....................    $1,500     $120,107       $ 21,973       $143,580
                                                      ======     ========       ========       ========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                                   DECEMBER 31,
                                                                   ---------------------------------------------
                                                                        1998            1997            1996
                                                                   -------------   -------------   -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ..........    $1,356,732      $1,223,898      $1,046,548
Net investment income ..........................................        38,294          43,802          38,666
Life and accident and health claims ............................       (44,426)        (26,005)        (20,655)
Surrender benefits and other fund withdrawals ..................      (551,528)       (431,939)       (286,406)
Other benefits to policyholders ................................       (31,231)        (28,147)        (22,129)
Commissions, other expenses and other taxes ....................      (326,080)       (262,901)       (196,373)
Net transfers to separate accounts .............................      (461,982)       (596,347)       (658,326)
Federal income taxes received (paid) ...........................        11,956           5,006          (9,449)
Interest paid ..................................................            --            (731)             --
Other, net .....................................................        (7,109)        (14,901)         28,325
                                                                    ----------      ----------      ----------
Net cash used in operating activities ..........................       (15,374)        (88,265)        (79,799)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ....................................       143,449         146,963         122,820
 Mortgage loans on real estate .................................           221           2,116             132
 Real estate ...................................................            --              --           4,304
 Other .........................................................            --              --             175
                                                                    ----------      ----------      ----------
                                                                       143,670         149,079         127,431
Cost of investments acquired ...................................
 Bonds and preferred stocks ....................................       (68,202)        (40,418)        (26,826)
 Common stocks .................................................           (93)           (150)             (4)
 Mortgage loans on real estate .................................        (5,313)           (891)             --
 Real estate ...................................................       (26,213)        (12,002)         (7,837)
 Policy loans ..................................................       (36,241)        (24,137)        (15,479)
 Other .........................................................          (414)             --              (5)
                                                                    ----------      ----------      -----------
                                                                      (136,476)        (77,598)        (50,151)
                                                                    ----------      ----------      ----------
Net cash provided by investing activities ......................         7,194          71,481          77,280
FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate ...............        36,000           8,200              --
Capital contribution ...........................................        32,092          20,000              --
                                                                    ----------      ----------      ----------
Net cash provided by financing activities ......................        68,092          28,200              --
                                                                    ----------      ----------      ----------
Increase (decrease) in cash and short-term investments .........        59,912          11,416          (2,519)
Cash and short-term investments at beginning of year ...........        13,896           2,480           4,999
                                                                    ----------      ----------      ----------
Cash and short-term investments at end of year .................    $   73,808      $   13,896      $    2,480
                                                                    ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1998


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

     Other significant statutory accounting practices are as follows:

CASH AND CASH EQUIVALENTS

     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve
(IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 1998, 1997 and 1996, net realized capital gains of $1,294, $3,259 and $2,394, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $744, $1,576 and $1,335 for the years ended December 31, 1998, 1997 and 1996, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1998, 1997 and 1996, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,240,858, $1,164,013 and $997,513 in 1998, 1997 and 1996, respectively.
All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

STOCK OPTION PLAN

     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

     INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

     MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

     INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

     The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                                   DECEMBER 31,
                                                ---------------------------------------------------
                                                          1998                      1997
                                                ------------------------- -------------------------
                                                  CARRYING                  CARRYING
                                                    VALUE     FAIR VALUE      VALUE     FAIR VALUE
                                                ------------ ------------ ------------ ------------
     ADMITTED ASSETS
     Cash and short-term investments ..........  $   73,808   $   73,808   $   13,896   $   13,896
     Bonds ....................................     184,697      192,556      255,919      267,763
     Common stocks, other than affiliates .....         384          384          428          428
     Mortgage loans on real estate ............       9,916       10,390        4,824        5,143
     Policy loans .............................     112,982      112,982       76,741       76,741
     Separate account assets ..................   6,999,290    6,999,290    4,814,594    4,814,594
     LIABILITIES
     Investment contract liabilities ..........     297,349      294,105      280,121      276,113
     Separate account annuities ...............   5,096,680    5,038,296    3,615,255    3,565,557

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)
3. INVESTMENTS


     The carrying value and estimated fair value of investments in debt securities are as follows:


                                                                 GROSS        GROSS     ESTIMATED
                                                   CARRYING   UNREALIZED   UNREALIZED     FAIR
                                                     VALUE       GAINS       LOSSES       VALUE
                                                  ---------- ------------ ------------ ----------
     DECEMBER 31, 1998
     Bonds:
      United States Government and agencies .....  $  4,749     $    83      $   --     $  4,832
      State, municipal and other government .....     3,234         117          --        3,351
      Public utilities ..........................    18,792         818         251       19,359
      Industrial and miscellaneous ..............    96,332       6,685         577      102,440
      Mortgage-backed securities ................    61,590       1,235         251       62,574
                                                   --------     -------      ------     --------
     Total bonds ................................  $184,697     $ 8,938       1,079     $192,556
                                                   ========     =======      ======     ========
     DECEMBER 31, 1997
     Bonds:
      United States Government and agencies .....  $  3,675     $     9      $   30     $  3,654
      State, municipal and other government .....     3,855         360          --        4,215
      Public utilities ..........................    15,794         904         403       16,295
      Industrial and miscellaneous ..............   121,513       7,700         710      128,503
      Mortgage-backed securities ................   111,082       4,198         184      115,096
                                                   --------     -------      ------     --------
     Total bonds ................................  $255,919     $13,171      $1,327     $267,763
                                                   ========     =======      ======     ========

     The carrying value and fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                                          ESTIMATED
                                                             CARRYING       FAIR
                                                               VALUE        VALUE
                                                            ----------   ----------
     Due in one year or less ............................    $  2,706     $  2,743
     Due one through five years .........................      61,340       64,696
     Due five through ten years .........................      43,233       45,352
     Due after ten years ................................      15,828       17,191
                                                             --------     --------
                                                              123,107      129,982
     Mortgage and other asset backed securities .........      61,590       62,574
                                                             --------     --------
                                                             $184,697     $192,556
                                                             ========     ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


3. INVESTMENTS--(CONTINUED)

     A detail of net investment income is presented below:


                                                                       YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------
                                                                    1998         1997         1996
                                                                 ----------   ----------   ----------
     Interest on bonds .......................................    $ 17,150     $ 25,723     $ 33,969
     Dividends on equity investments from subsidiary .........      13,233       10,855           --
     Interest on mortgage loans ..............................         499          478          559
     Rental income on real estate ............................       2,839        1,371          919
     Interest on policy loans ................................       6,241        4,656        3,339
     Other investment income .................................         540           26            9
                                                                  --------     --------     --------
     Gross investment income .................................      40,502       43,109       38,795
     Investment expenses .....................................      (4,187)      (3,096)      (2,728)
                                                                  --------     --------     --------
     Net investment income ...................................    $ 36,315     $ 40,013     $ 36,067
                                                                  ========     ========     ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31,
                                       ---------------------------------------
                                           1998          1997          1996
                                       -----------   -----------   -----------
     Proceeds ......................    $143,449      $146,963      $122,820
                                        ========      ========      ========
     Gross realized gains ..........    $  4,641      $  3,921      $  2,984
     Gross realized losses .........         899           626           791
                                        --------      --------      --------
     Net realized gains ............    $  3,742      $  3,295      $  2,193
                                        ========      ========      ========

     At December 31, 1998, bonds with an aggregate carrying value of $4,297 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)



3. INVESTMENTS--(CONTINUED)

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                         REALIZED
                                                          ---------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                              1998          1997          1996
                                                          -----------   -----------   -----------
     Debt securities ..................................    $  3,742      $  3,295      $  2,193
     Real estate ......................................          --            --          (606)
     Other invested assets ............................         (18)           --            (4)
                                                           --------      --------      ---------
                                                              3,724         3,295         1,583
     Tax expense ......................................        (936)         (711)           --
     Transfer to interest maintenance reserve .........      (1,294)       (3,259)       (2,394)
                                                           --------      --------      --------
     Net realized gains (losses) ......................    $  1,494      $    747      $   (811)
                                                           ========      ========      ========

                                                                            CHANGE IN UNREALIZED
                                                                  -----------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                  -----------------------------------------
                                                                      1998          1997           1996
                                                                  ------------   ----------   -------------
     Debt securities ..........................................     $ (3,985)      $ (896)      $ (14,442)
     Common stock .............................................          248           --             (66)
                                                                    --------       ------       ---------
     Change in unrealized appreciation (depreciation) .........     $ (3,737)      $ (896)      $ (14,508)
                                                                    ========       ======       =========

     Gross unrealized gains (losses) on common stocks were as follows:


                                               REALIZED
                                      ---------------------------
                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
                                        1998      1997      1996
                                      --------   ------   -------
     Unrealized gains .............    $ 579      $295     $295
     Unrealized losses ............      (36)       --       --
                                       -----      ----     ----
     Net unrealized gains .........    $ 543      $295     $295
                                       =====      ====     ====

     During 1998, the Company issued one mortgage loan with an interest rate of 6.71%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 75%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

     During 1998, 1997 and 1996, no mortgage loans were foreclosed and transferred to real estate. During 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $112 and $54, respectively.

     At December 31, 1998, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)
4. REINSURANCE

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                           1998            1997            1996
                                      -------------   -------------   -------------
     Direct premiums ..............    $1,345,752      $1,219,271      $1,034,757
     Reinsurance assumed ..........           461           2,389           2,063
     Reinsurance ceded ............       (75,319)         (5,141)         (3,105)
                                       ----------      ----------      ----------
     Net premiums earned ..........    $1,270,894      $1,216,519      $1,033,715
                                       ----------      ----------      ----------

     The Company received reinsurance recoveries in the amount of $5,260, $2,288 and $2,156 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,003 and $2,721, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,849 and $1,369, respectively.

5. INCOME TAXES

     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


5. INCOME TAXES--(CONTINUED)

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before income taxes (benefit) and realized capital gains (losses) on investments for the following reasons:


                                                                             1998           1997          1996
                                                                         ------------   ------------   ---------
     Computed tax (benefit) at federal statutory rate (35%) ..........     $ (2,019)      $ (1,156)     $3,189
     Deferred acquisition costs -- tax basis .........................        9,672          9,164       7,172
     Tax reserve valuation ...........................................        1,513           (194)       (696)
     Excess tax depreciation .........................................         (442)          (127)        (65)
     Amortization of IMR .............................................         (260)          (552)       (467)
     Dividend received deduction .....................................       (6,657)        (5,326)         --
     Prior year over-accrual .........................................       (2,322)        (1,541)         (9)
     Other, net ......................................................          168            201         173
                                                                           --------       --------      ------
     Federal income tax expense (benefit) ............................     $   (347)      $    469      $9,297
                                                                           --------       --------      ------

     Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.

     In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)
6. POLICY AND CONTRACT ATTRIBUTES

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                          DECEMBER 31,
                                                         ----------------------------------------------
                                                                  1998                    1997
                                                         ----------------------- ----------------------
                                                                        PERCENT                PERCENT
                                                            AMOUNT     OF TOTAL     AMOUNT     OF TOTAL
                                                         ------------ ---------- ------------ ---------
     Subject to discretionary withdrawal with market
      value adjustment .................................  $   12,810              $   13,812       1%
     Subject to discretionary withdrawal at book value
      less surrender charge ............................      76,289        1%        68,376       2
     Subject to discretionary withdrawal at market value   5,096,680       94      3,615,255      91
     Subject to discretionary withdrawal at book value
      (minimal or no charges or adjustments) ...........     210,270        4        201,457       5
     Not subject to discretionary withdrawal provision .      15,681        1         16,572       1
                                                          ----------       --     ----------      --
                                                           5,411,730      100%     3,915,472     100%
                                                                          ===                    ===
     Less reinsurance ceded ............................       1,131                      --
                                                          ----------              ----------
     Total policy reserves on annuities and deposit fund
      liabilities ......................................  $5,410,599              $3,915,472
                                                          ==========              ==========

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                     1998            1997            1996
                                                                -------------   -------------   -------------
     Transfers as reported in the summary of operations
      of the separate accounts statement:
      Transfers to separate accounts ........................    $1,240,858      $1,164,013      $  997,513
      Transfers from separate accounts ......................       847,507         646,477         339,523
                                                                 ----------      ----------      ----------
     Net transfers to separate accounts .....................       393,351         517,536         657,990
     Reconciling adjustments -- change in accruals for
      investment management, administration fees and
      contract guarantees, and separate account surplus .....         9,267           1,678        (205,519)
                                                                 ----------      ----------      ----------
     Transfers as reported in the summary of operations
      of the life, accident and health annual statement .....    $  402,618      $  519,214      $  452,471
                                                                 ==========      ==========      ==========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

     Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                                       GROSS      LOADING       NET
                                                     ---------   ---------   ---------
     DECEMBER 31, 1998
     Ordinary direct renewal business ............    $1,101        $201      $  900
                                                      ------        ----      ------
                                                      $1,101        $201      $  900
                                                      ======        ====      ======
     DECEMBER 31, 1997
     Ordinary direct first year business .........    $    2        $  1      $    1
     Ordinary direct renewal business ............     1,350         140       1,210
     Group life direct business ..................       717          --         717
                                                      ------        ----      ------
                                                      $2,069        $141      $1,928
                                                      ======        ====      ======

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132, $1,872 and $2,995 was made for the years ended December 31, 1998, 1997 and 1996, respectively, related to the change in reserve methodology.

7. DIVIDEND RESTRICTIONS

     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the lesser of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $14,657.

8. RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


8. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

compensation during the highest five consecutive years of employment. Pension expense aggregated $917, $659 and $581 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $632, $448 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $99 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

     The Company shares certain officers, employees and general expenses with affiliated companies.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


9. RELATED PARTY TRANSACTIONS--(CONTINUED)

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $12,763, $10,040 and $10,038, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1998, 1997 and 1996, the Company received $5,125, $4,395 and $3,271, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $33,449 and $1,925 at December 31, 1998 and 1997, respectively.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 4.74% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,090, $364 and $138, respectively, to affiliates.

     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

     At December 31, 1998 and 1997, the Company had short-term note payables to an affiliate of $44,200 and $8,200, respectively. Interest on these notes ranged from 5.13% to 5.54% at December 31, 1998 and was 5.60% at December 31. 1997.

     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1998, the cash surrender value of these policies is $45,445.

10. COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


10. COMMITMENTS AND CONTINGENCIES--(CONTINUED)

Company has established a reserve of $3,489 and $4,007 and an offsetting premium tax benefit of $828 and $1,070 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(74), $0 and $212 at December 31, 1998, 1997 and 1996,
respectively.

11. YEAR 2000 (UNAUDITED)

     The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

     The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

     The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

     The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


11. YEAR 2000 (UNAUDITED)--(CONTINUED)

its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

     The Company does have some exposure to date sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond.

     For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

     The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)


11. YEAR 2000 (UNAUDITED)--(CONTINUED)

resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME

     The following table reconciles capital and surplus and net income as reported in the Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:


                                                                               YEAR ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               1998               1998
                                                          --------------   ------------------
                                                           TOTAL CAPITAL
                                                            AND SURPLUS     NET INCOME/(LOSS)
                                                          --------------   ------------------
     Amounts reported in Annual Statement .............      $148,038           $    528
     Adjustment to federal income tax benefit .........        (4,458)            (4,458)
                                                             --------           --------
     Amounts reported herein ..........................      $143,580           $ (3,930)
                                                             ========           ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       SUMMARY OF INVESTMENTS OTHER THAN
                        INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1998


SCHEDULE I


                                                                                             AMOUNT AT WHICH
                                                                                              SHOWN IN THE
TYPE OF INVESTMENT                                               COST (1)        VALUE        BALANCE SHEET
------------------                                               --------        -----        -------------
FIXED MATURITIES
Bonds:
 United States Government and government
   agencies and authorities ................................   $  19,899       $ 20,673         $  19,899
 States, municipalities and political subdivisions .........       6,676          6,930             6,676
 Public utilities ..........................................      18,792         19,359            18,792
 All other corporate bonds .................................     139,330        145,594           139,330
                                                               ---------       --------         ---------
Total fixed maturities .....................................     184,697        192,556           184,697
EQUITY SECURITIES
Common stocks:
 Affiliated entities .......................................         243                              704
 Industrial, miscellaneous and all other ...................         302                              384
                                                               ---------                        ---------
Total equity securities ....................................         545                            1,088
Mortgage loans on real estate ..............................       9,916                            9,916
Real estate ................................................      34,583                           34,583
Policy loans ...............................................     112,982                          112,982
Other invested assets ......................................         396                              396
Cash and short-term investments ............................      73,808                           73,808
Investment properties ......................................      11,594                           11,594
                                                               ---------                        ---------
Total investments ..........................................   $ 429,655                        $ 429,064
                                                               =========                        =========

----------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                      SUPPLEMENTARY INSURANCE INFORMATION
                            (DOLLARS IN THOUSANDS)

SCHEDULE III

                                                                                             BENEFITS,
                                                                                              CLAIMS,
                                  FUTURE POLICY    POLICY AND                      NET      LOSSES AND      OTHER
                                   BENEFITS AND     CONTRACT       PREMIUM     INVESTMENT   SETTLEMENT    OPERATING
                                     EXPENSES     LIABILITIES      REVENUE       INCOME*     EXPENSES     EXPENSES*
                                 --------------- ------------- -------------- ------------ ------------ ------------
YEAR ENDED DECEMBER 31, 1998
Individual life ................    $ 221,050       $  8,624    $   474,120     $  9,884    $ 122,542    $ 230,368
Group life .....................       10,546            100          1,933          723        1,962        2,281
Annuity ........................      265,418            509        794,841       25,708      545,532       91,505
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 497,014       $  9,233    $ 1,270,894     $ 36,315    $ 670,036    $ 324,154
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1997
Individual life ................    $ 177,088       $  9,533    $   390,452     $ 13,742    $  88,738    $ 176,303
Group life .....................        9,435            805          3,918          810        3,986        3,292
Annuity ........................      296,290            591        822,149       25,461      389,726       83,179
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 482,813       $ 10,929    $ 1,216,519     $ 40,013    $ 482,450    $ 262,774
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1996
Individual life ................    $ 145,964       $  7,017    $   289,375     $  8,228    $ 125,861    $ 124,181
Group life and health ..........        9,202            713          4,215        3,940        3,828        2,818
Annuity ........................      332,230            854        740,125       23,899      294,681       71,576
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 487,396       $  8,584    $ 1,033,715     $ 36,067    $ 424,370    $ 198,575
                                    =========       ========    ===========     ========    =========    =========

----------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                                  REINSURANCE
                            (DOLLARS IN THOUSANDS)

SCHEDULE IV

                                                                    ASSUMED                     PERCENTAGE
                                                    CEDED TO         FROM                       OF AMOUNT
                                      GROSS           OTHER          OTHER           NET         ASSUMED
                                      AMOUNT        COMPANIES      COMPANIES        AMOUNT        TO NET
                                 --------------- -------------- -------------- --------------- -----------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force ........  $ 51,064,173    $ 9,862,460    $        --    $ 41,201,713    0.0%
                                  ============    ===========    ===========    ============    ===
Premiums:
 Individual life ...............  $    493,633    $    19,512    $        --    $    474,121    0.0%
 Group life and health .........         1,691            220            461           1,932   23.8
 Annuity .......................       850,428         55,587             --         794,841    0.0
                                  ------------    -----------    -----------    ------------   ----
                                  $  1,345,752    $    75,319    $       461    $  1,270,894    .03%
                                  ============    ===========    ===========    ============   ====
YEAR ENDED DECEMBER 31, 1997
Life insurance in force ........  $ 40,221,361    $ 6,776,447    $ 2,692,822    $ 36,137,736    7.5%
                                  ============    ===========    ===========    ============   ====
Premiums:
 Individual life ...............  $    395,361    $     4,910    $        --    $    390,452    0.0%
 Group life and health .........         1,761            231           2389           3,918   61.0
 Annuity .......................       822,149             --             --         822,149    0.0
                                  ------------    -----------    -----------    ------------   ----
                                  $  1,219,271    $     5,141    $     2,389    $  1,216,519    0.2%
                                  ============    ===========    ===========    ============   ====
YEAR ENDED DECEMBER 31, 1996
Life insurance in force ........  $ 28,168,880    $ 4,463,986    $ 2,210,601    $ 25,915,495    8.5%
                                  ============    ===========    ===========    ============   ====
Premiums:
 Individual life ...............  $    292,239    $     2,863    $        --    $    289,376    0.0%
 Group life and health .........         2,393            242          2,063           4,214   49.0
 Annuity .......................       740,125             --             --         740,125    0.0
                                  ------------    -----------    -----------    ------------   ----
                                  $  1,034,757    $     3,105    $     2,063    $  1,033,715    0.2%
                                  ============    ===========    ===========    ============   ====